As filed with the U.S. Securities and Exchange Commission on December 19, 2018

Securities Act File No. 333-225646

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK FUNDS II

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Investor A Shares and Institutional Shares of BlackRock 60/40 Target Allocation Fund, par value $0.001 per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Prospectus/Proxy Statement and Part B — Statement of Additional Information, each in the form filed on August 14, 2018 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-225646), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12(a) to this Registration Statement, the Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification of BlackRock Funds II’s (the “Registrant”) principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement incorporated herein by reference as Exhibit 7(a). Indemnification of the Registrant, its affiliates and their respective directors, trustees, officers, agents and employees, as applicable, against certain losses is provided for in Section 12 of the Custodian Agreement incorporated herein by reference as Exhibit 9(a), Section 9 of the Administration Agreement incorporated herein by reference as Exhibit 13(a), Section 12 of the Administration and Accounting Services Agreement incorporated herein by reference as Exhibit 13(b), Section 12 of the Transfer Agency and Shareholder Services Agreement incorporated herein by reference as Exhibit 13(e), Section 5 of the Amended and Restated Shareholders’ Administrative Services Agreement incorporated herein by reference as Exhibit 13(h) and Section 13 of the Fourth Amended and Restated Securities Lending Agency Agreement incorporated herein by reference as Exhibit 13(k). Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated herein by reference as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Article IV, Section 1 of the Registrant’s Code of Regulations provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Code of Regulations provides:

Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its representatives and employees to the full extent required under its Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

(g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of any person who is or was a Director, any advisory board member or any officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Code of Regulations provides:

Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Code of Regulations provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 16.	Exhibits

1	—	Articles of Incorporation

(a)	—	Declaration of Trust of Registrant dated April 26, 2007 is incorporated herein by reference to Exhibit 1(a) to Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(b)	—	Amendment No. 1 to Declaration of Trust of Registrant is incorporated herein by reference to Exhibit 1(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(c)	—	Amended and Restated Certificate of Classification of Shares is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 265 to Registrant’s Registration Statement on Form N-1A filed on May 31, 2017.

2	—	By-laws

(a)	—	Amended and Restated Code of Regulations of Registrant, effective November 14, 2017, is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 284 to Registrant’s Registration Statement on Form N-1A filed on November 22, 2017.

3	—	Voting Trust Agreement

	—	None

4	—	Plan of Reorganization

(a)	—	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Proxy Statement.

5	—	Instruments Defining Rights of Security Holders. Incorporated by reference to Exhibits 1 and 2 above.

6	—	Investment Advisory Contracts

(a)	—	Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)	—	Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, BlackRock Strategic Income Opportunities Portfolio, BlackRock Multi-Asset Income Portfolio and BlackRock Global Dividend Portfolio) is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(c)	—	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Credit Strategies Income Fund) is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.

(d)	—	Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on July 7, 2010.

(e)	—	Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock LifePath® Smart Beta 2055 Fund) is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A filed on February 28, 2014.

(f)	—	Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(g)	—	Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio) is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015.

(h)	—	Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock GNMA Portfolio, BlackRock Inflation Protected Bond Portfolio and BlackRock Managed Income Fund) is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 166 to Registrant’s Registration Statement on Form N-1A filed on November 25, 2015.

(i)	—	Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock High Yield Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 217 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2016.

(j)	—	Addendum No. 9 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock LifePath® Smart Beta 2060 Fund) is incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 265 to Registrant’s Registration Statement on Form N-1A filed on May 31, 2017.

(k)	—	Addendum No. 10 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock GNMA Portfolio, BlackRock Low Duration Bond Portfolio, BlackRock Inflation Protected Bond Portfolio and BlackRock U.S. Government Bond Portfolio) is incorporated herein by reference to Exhibit 4(k) of Post-Effective Amendment No. 278 to Registrant’s Registration Statement on Form N-1A filed on July 26, 2017.

(l)	—	Addendum No. 11 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Emerging Markets Bond Fund and BlackRock Emerging Markets Local Currency Bond Fund) is incorporated herein by reference to Exhibit 4(l) of Post-Effective Amendment No. 278 to Registrant’s Registration Statement on Form N-1A filed on July 26, 2017.

(m)	—	Addendum No. 12 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(m) of Post-Effective Amendment No. 284 to Registrant’s Registration Statement on Form N-1A filed on November 22, 2017.

(n)	—	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Global Dividend Portfolio) is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on November 24, 2010.

(o)	—	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited (BlackRock Multi-Asset Income Portfolio) is incorporated herein by reference to Exhibit 4(n) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2012.

(p)	—	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Multi-Asset Income Portfolio and BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(o) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(q)	—	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(p) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

(r)	—	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited (BlackRock Dynamic High Income Portfolio) is incorporated herein by reference to Exhibit 4(q) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014.

7	—	Underwriting Contracts

(a)	—	Form of Distribution Agreement between Registrant and BlackRock Investments, LLC (formerly, BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b)	—	Form of Appendix A to Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 278 to Registrant’s Registration Statement on Form N-1A filed on July 26, 2017.

8	—	Bonus or Profit Sharing Contracts

	—	None

9	—	Custodian Agreements

(a)	—	Form of Custodian Agreement between Registrant and The Bank of New York Mellon (formerly, PFPC Trust Company) is incorporated herein by reference to Exhibit 7(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)	—	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(c)	—	Form of Custody Agreement between Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. (File No. 2-62329), filed on January 28, 2013.

(d)	—	Form of Custody Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001.

(e)		Form of Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

10	—	Rule 12b-1 and Rule 18f-3 Plans

(a)	—	Distribution and Service Plan for Service, Investor A, Investor C, Institutional, BlackRock, Investor A1, Investor C1, Investor C2 and R Shares is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b)	—	Appendix A to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 265 to Registrant’s Registration Statement on Form N-1A filed on May 31, 2017.

(c)	—	Eight Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 320 to Registrant’s Registration Statement on Form N-1A filed on November 28, 2018.

11	—	Legal Opinion

(a)	—	Legal Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered, is incorporated herein by reference to Exhibit 11(a) of the Registrant’s Registration Statement on Form N-14 (File No. 333-225646), filed on August 13, 2018.

12	—	Tax Opinion

(a)	—	Form of Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement, filed herewith.

13	—	Other Material Contracts

(a)	—	Form of Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015.

(b)	—	Form of Administration and Accounting Services Agreement between BlackRock Capital Appreciation Fund, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund, Inc. (File No. 33-47875), filed on January 28, 2013.

(c)	—	Form of Joinder and Amendment to Administration and Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015.

(d)	—	Form of Joinder to Administration and Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(e) of Post-Effective Amendment No. 265 to Registrant’s Registration Statement on Form N-1A filed on May 31, 2017.

(e)	—	Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(f)	—	Form of Eighth Amended and Restated Expense Limitation Agreement, by and between Registrant and BlackRock Advisors, LLC, among others, is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 736 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on September 28, 2017.

(g)	—	Form of Amended and Restated Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of BlackRock EuroFund (File No. 33-04026), filed on October 26, 2012.

(h)	—	Form of Fifth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 002-69062), filed on April 23, 2018.

(i)	—	Form of Fourth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(i) of Post-Effective Amendment No. 808 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 25, 2018.

(j)	—	Form of Administrative Services Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Focus Growth Fund, Inc. (File No. 333-89775), filed on March 20, 2001.

(k)	—	Form of Master Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

14	—	Other Opinions

(a)	—	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for State Farm Equity and Bond Fund, is incorporated herein by reference to Exhibit 14(a) of the Registrant’s Registration Statement on Form N-14 (File No. 333-225646), filed on August 13, 2018.

(b)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for BlackRock 60/40 Target Allocation Fund, is incorporated herein by reference to Exhibit 14(b) of the Registrant’s Registration Statement on Form N-14 (File No. 333-225646), filed on August 13, 2018.

15	—	Omitted Financial Statements

	—	None

16	—	Power of Attorney

(a)	—	Power of Attorney is incorporated herein by reference to Exhibit 16(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-225646), filed on June 14, 2018.

17	—	Additional Exhibits

	—	None

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on December 19, 2018.

BLACKROCK FUNDS II
(Registrant)

on behalf of BlackRock 60/40 Target Allocation Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	December 19, 2018
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	December 19, 2018
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

HENRY GABBAY*	Trustee
(Henry Gabbay)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	December 19, 2018
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Exhibits	Description of Exhibit

12(a)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement